Financial liabilities - Disclosure of Commercialization Date Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Base date
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	€ 40,635
P&L impact	0
Total impact	0
Base date | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	43,115
P&L impact	0
Total impact	0
1 year after *
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	36,131
P&L impact	4,504
Total impact	4,504
1 year after * | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	39,974
P&L impact	3,141
Total impact	€ 3,141